Equity (Tables)	12 Months Ended
Dec. 31, 2010
Equity Tables Abstract
Components Of Comprehensive Income
	December 31,
	2010	2009	2008

	(in millions)
Net income	$1,059	$1,755	$2,032
Change in fair value of available-for-sale securities, net of income tax
(expense) benefit of $3, $(4) and $0, respectively	(5)	6	-
Foreign currency translation adjustments, net of income tax (expense)
benefit of $(11), $(78) and $53, respectively	468	742	(1,052)

Derivative activity:
Reclassification to earnings, net of income tax (expense)
of $(30), $(41) and $(19), respectively	91	(141)	90
Change in derivative fair value, net of income tax (expense) benefit
of $56, $34 and $(29), respectively	(242)	214	(158)
Total change in fair value of derivatives	(151)	73	(68)
Change in unfunded pension obligation, net of income tax benefit
of $45, $69 and $77, respectively	(88)	(139)	(149)
Other comprehensive income (loss)	224	682	(1,269)
Comprehensive income	1,283	2,437	763
Less: Comprehensive income attributable to noncontrolling interests(1)	(1,038)	(1,485)	(169)
Comprehensive income attributable to The AES Corporation	$245	$952	$594

Components Of Accumulated Other Comprehensive Income
	December 31,
	2010	2009

	(in millions)
Foreign currency translation adjustment	$1,824	$2,312
Unrealized derivative losses	344	224
Unfunded pension obligation	216	194
Unrealized loss on securities available for sale	(1)	(6)
Total	$2,383	$2,724

Schedule Of Net Income Attributable To Parent And Transfers To From Noncontrolling Interests Text Block
	December 31,
	2010	2009

	(in millions)
Net income attributable to The AES Corporation	$9	$658
Transfers (to) from the noncontrolling interests:
Decrease in The AES Corporation's paid-in capital for purchase of subsidiary shares	(25)	-
Net transfers (to) from noncontrolling interest	(25)	-
Change from net income attributable to The AES Corporation and transfers (to) from
noncontrolling interests	$(16)	$658